August 28, 2013

VIA EDGAR

Office of Filings, Information & Consumer Services

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:

Form N-1A Filing for Eaton Vance Mutual Funds Trust (the “Registrant”)

Post-Effective Amendment No. 209 (1933 Act File No. 002-90946)

Amendment No. 212 (1940 Act File No. 811-04015) (the “Amendment”) on behalf of Eaton Vance Currency Income Advantage Fund (the “Fund”)

Dear Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(b) thereunder; (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder; (3) the General Instructions to Form N-1A; and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Post-Effective Amendment No. 205 filed with the Securities and Exchange Commission (the “Commission”) on June 14, 2013 (Accession No. 0000940394-13-000782) under Rule 485(a) of the 1933 Act (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Valerie Lithotomos, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone on July 29, 2013 and making certain other changes as marked thereon.  The comments and the responses thereto are as follows:

General

1.  The Filing did not include the Investment Advisory and Administrative Agreement and Expense Waiver Reimbursement Agreement as exhibits.  Please provide these agreements with the Registrant’s correspondence filing.

Response: The requested agreements are included as exhibits to the Amendment filed herewith.

Prospectus

2.  In footnote (1) to the Annual Fund Operating Expense table, “Portfolio” needs to be defined as it is the first time it is being used.

Securities and Exchange Commission

August 28, 2013

Response:  Footnote (1) has been revised to define “Portfolio” as the Currency Income Advantage Portfolio (the “Portfolio”).

3.  Revise the statement, “The Fund invests at least 80% of net assets in (i) income instruments and other debt instruments denominated in foreign currencies and/or issued by foreign entities or sovereign nations, (ii) derivative instruments denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations, and/or (iii) precious metals and commodities-related instruments (the ‘80% Policy’)” to indicate that it applies to at least 80% of the Fund’s net assets, plus borrowings for investment purposes.  See Rule 35d-1 under the 1940 Act.

Response:  The requested disclosure regarding the Fund’s 80% Policy is included in the section “General” under “Investment Objective & Principal Policies and Risks”, which states that, for the purpose of the Fund’s 80% policy, net assets include any assets purchased with borrowings for investment purposes. As such, no change has been made.

4.  Confirm that the Fund can generate income from each of the three types of investments in its 80% Policy.

Response:  It is confirmed that the Fund can generate income from each of the three investment types stated in its 80% Policy.

5. Confirm that the Eaton Vance CIA Commodity Subsidiary, Ltd. (the “Commodity Subsidiary”) is structured and will operate in the same capacity as the other wholly-owned subsidiaries owned by other Eaton Vance funds.

Response:  It is confirmed that the Commodity Subsidiary has been structured the same as the other Eaton Vance funds’ commodity subsidiaries as an exempt Cayman Island company wholly-owned subsidiary of the Portfolio.  Moreover, it will operate in the same capacity as the other Eaton Vance funds’ commodity subsidiaries.

Tandy Representation:

The Registrant is responsible for the adequacy and accuracy of the disclosure in the Filing and Amendment.  Further, the Registrant recognizes that the Staff’s comments, or changes to disclosure in response to the Staff’s comments, does not foreclose the Commission from taking any action with respect to the filings.  Lastly, the Registrant acknowledges that it may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under federal securities laws.

If you have any questions concerning the foregoing responses, please contact the undersigned at (617) 672-8507.

Very truly yours,

/s/ David D. Barr

David D. Barr, Esq.

Vice President